Partners' Capital of MAA LP (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Schedule of Capital Structure [Line Items]
Operating partnership units outstanding	117,738,615	117,834,752
General partners' capital account, units outstanding	113,518,212	113,643,166
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest	96.40%
Limited partners' capital account, units outstanding		4,191,586
Noncontrolling Interest
Schedule of Capital Structure [Line Items]
Common Shares Issuable Upon Conversion Of Convertible Stock	4,220,403	4,191,586
Redeemable Capital Shares Par Or Stated Value Per Share	$ 97.92	$ 100.56
Limited Partners' Capital Account	$ 413.3	$ 421.5